SEGMENT INFORMATION - Reconciliation of Net Income (Loss) to Adjusted EBITDA (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Income (loss) before income taxes and income (loss) from equity method investees		$ 438	$ (39,582)	$ (54,644)	$ 45,575	$ (134,187)
Add:
Corporate and Other expense		12,077	16,650	44,808	45,131	40,803
Interest expense		23,828	22,742	91,966	82,830	88,701
Early extinguishment of debt				0	0	22,039
Depreciation and amortization		29,900	28,153	111,574	106,930	115,118
Proportional adjusted EBITDA for equity method investees		7,939	9,210	39,126	39,969	41,246
Adjustments related to MVC shortfall payments		(5,442)	(4,199)	3,476	(3,632)	(41,373)
Adjustments related to capital reimbursement activity		(211)	(715)	(2,156)	(427)	0
Unit-based and noncash compensation		2,723	2,526	8,171	8,328	7,951
Loss (gain) on asset sales, net		115	(961)	(1,536)	0	527
Long-lived asset impairment		3,821	44,951	60,507	7,186	188,702
Goodwill impairment	$ 16,200			16,211	0	0
Total of reportable segments' measures of profit		$ 75,188	$ 78,775	$ 317,503	$ 331,890	$ 329,527